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04.30 Fidelity Women's Leadership Fund Retail PRO-02 | Fidelity Women's Leadership Fund
Fund Summary Fund/Class:<br/>Fidelity® Women's Leadership Fund/Fidelity® Women's Leadership Fund
Investment Objective
The fund seeks long-term growth of capital.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Shareholder Fees {- Fidelity Women's Leadership Fund}	04.30 Fidelity Women's Leadership Fund Retail PRO-02 Fidelity Women's Leadership Fund USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity Women's Leadership Fund}	04.30 Fidelity Women's Leadership Fund Retail PRO-02 Fidelity Women's Leadership Fund Fidelity Women's Leadership Fund
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.54%
Distribution and/or Service (12b-1) fees	none
Other expenses	1.65%
Total annual operating expenses	2.19%
Fee waiver and/or expense reimbursement	1.19%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.00%
[1]	Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that the total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 1.00% (the Expense Cap). If at any time during the current fiscal year expenses for the class of shares of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through August 31, 2021. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity Women's Leadership Fund}	04.30 Fidelity Women's Leadership Fund Retail PRO-02 Fidelity Women's Leadership Fund Fidelity Women's Leadership Fund USD ($)
1 year	$ 102
3 years	530
5 years	1,027
10 years	$ 2,397

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 52% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in equity securities of companies that prioritize and advance women’s leadership and development. Such companies include those that, at the time of initial purchase, (i) include a woman as a member of the senior management team, (ii) are governed by a board for which women represent at least one third of all directors, or (iii) in the Adviser’s opinion, have adopted policies designed to attract, retain and promote women.
  Investing in securities of domestic and foreign issuers.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Management Risk. The Adviser’s application of the fund’s strategy criteria may not achieve its intended results. The fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.